Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accruals	$ 1,148,365	$ 147,542	$ 1,087,478
Payroll payable	3,832,185	492,360	2,366,113
VAT	3,195,520	410,561	2,435,091
Deposit received	774,081	99,454	814,863
Others	430,130	55,263	589,279
Total	$ 9,380,281	$ 1,205,180	$ 7,292,824